Nuveen Floating Rate Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 98.5%
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 86 .2% (b) X 1,394,641,227
Automobiles & Components - 0.9%
$ 3,969 Adient US LLC, Term Loan B2 8.079% SOFR30A 2.750% 1/29/31 $ 4,005,522
7,756 Clarios Global LP, Term Loan B 8.329% SOFR30A 3.000% 5/06/30 7,811,325
2,154 DexKo Global Inc., Term Loan B 7.816% 3 Month LIBOR 3.750% 10/04/28 2,151,722
Total Automobiles & Components 13,968,569
Capital Goods - 6.6%
2,120 ACProducts, Inc., Term Loan B 9.814% SOFR90A 4.250% 5/17/28 1,804,830
1,199 Aegion Corporation, Term Loan 9.579% SOFR30A 4.250% 5/17/28 1,209,097
337 Ali Group North America
Corporation, Term Loan B
7.444% SOFR30A 2.000% 10/13/28 339,425
1,142 Alliance Laundry Systems LLC,
Term Loan B
8.908% SOFR30A +
SOFR90A
3.500% 10/08/27 1,148,798
950 Atlas CC Acquisition Corp, Term
Loan B
9.859% SOFR90A 4.250% 5/25/28 820,717
193 Atlas CC Acquisition Corp, Term
Loan C
9.586% SOFR90A 4.250% 5/25/28 166,925
1,995 Beacon Roofing Supply, Inc.,
Term Loan B
7.329% SOFR30A 2.000% 5/19/28 2,005,304
1,915 Bleriot US Bidco Inc , (WI/DD) TBD TBD TBD TBD 1,932,158
1,808 Centuri Group, Inc, Term Loan B 7.878% SOFR30A +
Prime
2.500% 8/28/28 1,815,087
3,295 Chamberlain Group Inc, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 3,313,534
7,494 Chamberlain Group Inc, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 7,509,135
4,697 Chart Industries, Inc., Term Loan 8.673% SOFR30A 3.250% 3/18/30 4,725,135
4,070 Core & Main LP, Term Loan B 7.327% TSFR3M 2.000% 7/27/28 4,095,281
295 Cornerstone Building Brands,
Inc., Term Loan B
8.671% SOFR30A 3.250% 4/12/28 290,847
1,650 Dynasty Acquisition Co., Inc.,
Term Loan B1 , (WI/DD)
TBD TBD TBD TBD 1,665,191
636 Dynasty Acquisition Co., Inc.,
Term Loan B2 , (WI/DD)
TBD TBD TBD TBD 642,055
7,322 Fly Funding II S.a.r.l., Term Loan
B
7.330% 3-Month LIBOR 1.750% 8/11/25 7,144,572
9,810 Gates Global LLC , (WI/DD) TBD TBD TBD TBD 9,851,938
8,579 Gates Global LLC, Term Loan B3 7.929% SOFR30A 2.500% 3/31/27 8,611,639
6,399 Madison IAQ LLC, Term Loan 8.685% SOFR30A 3.250% 6/21/28 6,419,960
2,520 MI Windows and Doors, LLC,
Term Loan B2
8.829% SOFR30A 3.500% 3/28/31 2,542,315
575 Quikrete Holdings, Inc., Term
Loan B
7.829% TSFR1M 2.500% 4/14/31 577,841
198 Quikrete Holdings, Inc., Term
Loan B1
7.571% TSFR3M 2.250% 3/19/29 198,908
2,497 Titan Acquisition Limited, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 2,518,861
12,564 TK Elevator US Newco Inc, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 12,662,464
5,154 TransDigm, Inc., Term Loan I 8.570% SOFR90A 3.250% 8/24/28 5,183,090
11,655 Victory Buyer LLC, Term Loan 9.342% SOFR90A 3.750% 11/20/28 11,340,740
6,535 Windsor Holdings III, LLC, Term
Loan B
9.320% TSFR1M 4.000% 8/01/30 6,620,027
Total Capital Goods 107,155,874

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services - 6.0%
$ 11,217 Allied Universal Holdco LLC,
Term Loan B , (WI/DD)
TBD TBD TBD TBD $ 11,230,679
2,103 Amentum Government Services
Holdings LLC, Term Loan
9.321% SOFR30A 4.000% 2/07/29 2,119,530
1,687 Anticimex Global AB , (WI/DD) TBD TBD TBD TBD 1,704,375
582 Anticimex International AB,
Term Loan
8.810% 3-Month LIBOR 3.500% 11/16/28 586,677
2,721 Anticimex International AB,
Term Loan B1
8.460% SOFR90A 3.150% 11/16/28 2,737,367
2,502 CHG Healthcare Services Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD 2,513,305
4,883 CoreLogic, Inc., Term Loan 8.825% SOFR30A 3.500% 6/02/28 4,830,767
2,601 Covanta Holding Corporation,
Term Loan B
7.829% SOFR30A 2.500% 11/30/28 2,610,690
199 Covanta Holding Corporation,
Term Loan C
7.829% SOFR30A 2.500% 11/30/28 200,137
1,117 Creative Artists Agency, LLC ,
Term Loan B
8.579% SOFR30A 3.250% 11/27/28 1,125,292
4,442 Dun & Bradstreet Corporation
(The), Term Loan B
8.075% TSFR1M 2.750% 1/18/29 4,461,815
1,453 Evertec Group, LLC, Term Loan
B
8.579% SOFR30A 3.250% 10/15/30 1,468,035
6,488 Garda World Security
Corporation, Term Loan B
9.583% SOFR90A 4.250% 2/01/29 6,558,316
10,334 GFL Environmental Inc., First
Lien Term Loan
7.826% TSFR3M 2.500% 5/28/27 10,407,651
15,596 GTCR W Merger Sub LLC, Term
Loan B
8.309% SOFR30A 3.000% 1/31/31 15,681,544
4,508 LABL, Inc., Term Loan, First Lien 10.429% SOFR30A 5.000% 10/29/28 4,476,211
785 OMNIA Partners LLC , (WI/DD) TBD TBD TBD TBD 789,196
1,870 OMNIA Partners LLC, Term
Loan B
9.074% CME Term
SOFR 1 Month
375.000% 7/25/30 1,880,309
7,581 Prime Security Services
Borrower, LLC, Term Loan B ,
(WI/DD)
TBD TBD TBD TBD 7,618,755
285 Sabre GLBL Inc., First Lien Term
Loan B
10.429% SOFR30A 5.000% 6/30/28 262,690
580 Sabre GLBL Inc., Term Loan B1 8.944% SOFR30A 3.500% 12/17/27 527,839
908 Sabre GLBL Inc., Term Loan B2 8.944% SOFR30A 3.500% 12/17/27 826,939
708 VT Topco, Inc., Term Loan B 8.829% SOFR30A 3.500% 8/12/30 712,651
12,635 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.194% SOFR30A 2.750% 3/27/28 11,821,835
Total Commercial & Professional Services 97,152,605
Consumer Discretionary Distribution & Retail - 4.2%
387 Academy, Ltd., Term Loan 9.178% TSFR2M 3.750% 11/08/27 387,961
5,864 Avis Budget Car Rental, LLC,
Term Loan C
8.429% SOFR30A 3.000% 3/16/29 5,872,888
2,105 Barentz International B.V., Term
Loan B2 , (WI/DD)
TBD TBD TBD TBD 2,126,050
789 Belk, Inc., Term Loan , (cash
10.000%, PIK 8.000%)
10.000% N/A N/A 7/31/25 137,005
165 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 160,875
7,458 CNT Holdings I Corp, Term Loan 8.830% TSFR3M 3.500% 11/08/27 7,503,066
4,342 Driven Holdings, LLC, Term
Loan B
8.444% SOFR30A 3.000% 12/18/28 4,341,704
2,495 EOS Finco Sarl, Term Loan 11.309% SOFR90A 6.000% 8/03/29 1,987,392
2,980 Fastlane Parent Company, Inc.,
Term Loan B
9.829% SOFR30A 4.500% 9/29/28 2,977,045
1,490 Gulfside Supply Inc , (WI/DD) TBD TBD TBD TBD 1,494,656
5,525 Johnstone Supply LLC , (WI/DD) TBD TBD TBD TBD 5,543,426

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Discretionary Distribution & Retail (continued)
$ 2,972 Kodiak Building Partners Inc.,
Term Loan B2
9.059% CME Term
SOFR 1 Month
375.000% 3/13/28 $ 2,997,084
1,640 LBM Acquisition LLC , (WI/DD) TBD TBD TBD TBD 1,628,725
5,429 LBM Acquisition LLC, Term
Loan B
9.179% SOFR30A 3.750% 12/20/27 5,417,088
2,569 Les Schwab Tire Centers, Term
Loan B
8.325% SOFR30A 3.000% 4/16/31 2,580,866
2,230 Mister Car Wash Holdings, Inc.,
Term Loan B
8.329% SOFR30A 3.000% 3/27/31 2,244,339
11,041 PetSmart, Inc., Term Loan B 9.179% SOFR30A 3.750% 2/14/28 11,025,266
551 Restoration Hardware, Inc., Term
Loan B
7.944% SOFR30A 2.500% 10/15/28 539,338
2,381 SRS Distribution Inc., Term Loan 8.679% SOFR30A 3.250% 6/04/28 2,399,095
992 SRS Distribution Inc., Term Loan
B
8.944% SOFR30A 3.500% 6/05/28 999,740
1,165 Staples, Inc., Term Loan 10.428% 1-Month LIBOR 5.000% 4/13/26 1,158,266
719 Staples, Inc., Term Loan B2 9.928% 1-Month LIBOR 4.500% 9/12/24 717,228
4,335 Wand NewCo 3, Inc., Term Loan
B , (WI/DD)
TBD TBD TBD TBD 4,374,904
Total Consumer Discretionary Distribution & Retail 68,614,007
Consumer Durables & Apparel - 1.7%
750 (d) AI Aqua Merger Sub, Inc., Term
Loan
9.573% SOFR30A 4.250% 7/31/28 755,156
9,924 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.320% SOFR30A 4.000% 7/31/28 9,979,582
750 Amer Sports Company, Term
Loan
8.577% SOFR90A 3.250% 2/18/31 755,625
1,762 Birkenstock GmbH & Co. KG,
Term Loan B
8.840% SOFR90A 3.250% 4/28/28 1,773,412
3,151 Hayward Industries, Inc., Term
Loan
8.194% SOFR30A 2.750% 5/30/28 3,162,792
1,500 Installed Building Products, Inc.,
Term Loan B
7.329% SOFR30A 2.000% 3/28/31 1,512,428
31 Serta Simmons Bedding, LLC,
Term Loan
12.924% SOFR90A 7.500% 6/29/28 27,144
1,592 SRAM, LLC , Term Loan B , (WI/
DD)
TBD TBD TBD TBD 1,592,062
823 Topgolf Callaway Brands Corp.,
Term Loan B
8.329% SOFR30A 3.000% 3/18/30 828,467
7,476 Weber-Stephen Products LLC,
Term Loan B
8.694% SOFR30A 3.250% 10/29/27 7,004,473
Total Consumer Durables & Apparel 27,391,141
Consumer Services - 9.8%
11,360 1011778 B.C. Unlimited Liability
Company, Term Loan B5
7.578% SOFR30A 2.250% 9/23/30 11,388,457
178 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.571% SOFR90A 1.400% 9/29/26 97,894
360 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 10.571%, PIK
5.000%)
10.571% SOFR90A 5.000% 12/29/25 144,608
1,315 Allwyn Entertainment Financing
US LLC , (WI/DD)
TBD TBD TBD TBD 1,319,109
8,666 Alterra Mountain Company,
Term Loan B4
8.579% SOFR30A 3.250% 8/17/28 8,733,492
3,116 Alterra Mountain Company,
Term Loan B5
8.829% SOFR30A 3.500% 5/31/30 3,144,411
1,698 AVSC Holding Corp., Term Loan
B3 , (cash 5.000%, PIK 10.000%)
10.000% N/A N/A 12/04/26 1,759,414

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 4,797 Caesars Entertainment Inc.,
Term Loan B
8.086% SOFR90A 2.750% 2/06/30 $ 4,818,183
3,500 Caesars Entertainment Inc.,
Term Loan B1
8.097% SOFR30A 2.750% 2/06/31 3,515,312
2,146 Carnival Corporation, Term
Loan B1
8.075% TSFR1M 2.750% 10/18/28 2,164,218
2,790 Carnival Corporation, Term
Loan B2
8.075% TSFR1M 2.750% 8/09/27 2,811,301
1,820 Cedar Fair, L.P., Term Loan B 7.313% TSFR1M 2.000% 4/18/31 1,827,972
1,770 Churchill Downs Incorporated,
Term Loan B1
7.429% SOFR30A 2.000% 3/17/28 1,779,001
15,405 ClubCorp Holdings, Inc., Term
Loan B2
10.564% SOFR90A 5.262% 9/18/26 15,515,108
2,177 Everi Holdings Inc., Term Loan B 7.944% SOFR30A 2.500% 8/03/28 2,186,878
8,162 Fertitta Entertainment, LLC,
Term Loan B
9.071% SOFR30A 3.750% 1/29/29 8,195,836
1,490 Fleet Midco I Limited, Term
Loan B
8.579% SOFR30A 3.250% 2/10/31 1,501,175
8,354 Flutter Entertainment PLC, Term
Loan B
7.559% SOFR90A 2.250% 11/29/30 8,399,300
1,595 Formula One Holdings Limited,
Term Loan B
7.559% SOFR90A 2.250% 1/15/30 1,605,216
4,261 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.170% TSFR3M 2.750% 10/31/29 4,280,401
3,401 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.829% SOFR30A 2.500% 8/02/28 3,419,326
855 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.079% SOFR30A 2.750% 1/17/31 859,809
5,084 IRB Holding Corp, Term Loan B
, (WI/DD)
TBD TBD TBD TBD 5,109,595
1,168 Life Time Fitness Inc , Term
Loan, First Lien
9.591% SOFR90A 4.000% 1/15/26 1,176,328
11,110 Light and Wonder International,
Inc., Term Loan
8.070% TSFR1M 2.750% 4/16/29 11,183,914
600 Marriott Ownership Resorts,
Inc., Term Loan B
7.579% SOFR30A 2.250% 4/01/31 600,750
8,117 Motion Finco Sarl, Term Loan B
, (WI/DD)
TBD TBD TBD TBD 8,137,394
2,888 NASCAR Holdings, Inc, Term
Loan B
7.930% 1-Month LIBOR 2.500% 10/19/26 2,911,890
3,028 Penn National Gaming, Inc.,
Term Loan B
8.179% SOFR30A 2.750% 4/20/29 3,038,928
3,135 PG Investment Company 59 S.a
r.l., Term Loan B , (WI/DD)
TBD TBD TBD TBD 3,161,130
3,086 Playa Resorts Holding B.V., Term
Loan B
8.572% SOFR30A 3.250% 1/05/29 3,106,197
5,318 Scientific Games Holdings LP,
Term Loan B
8.556% SOFR90A 3.250% 2/04/29 5,340,081
6,478 SeaWorld Parks &
Entertainment, Inc., Term Loan B
7.829% SOFR30A 2.500% 8/25/28 6,487,906
10,172 Spin Holdco Inc., Term Loan 9.585% SOFR90A 4.000% 3/06/28 8,827,680
4,665 Station Casinos LLC, Term Loan
B , (WI/DD)
TBD TBD TBD TBD 4,682,704
6,014 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.183% SOFR30A 2.750% 5/16/25 6,036,780
Total Consumer Services 159,267,698

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Staples Distribution & Retail - 0.6%
$ 1,795 Cardenas Markets, Inc., Term
Loan
12.159% SOFR90A 6.750% 8/01/29 $ 1,808,518
7,873 US Foods, Inc., Term Loan B 7.329% SOFR30A 2.000% 11/22/28 7,935,774
Total Consumer Staples Distribution & Retail 9,744,292
Energy - 2.0%
385 BCP Renaissance Parent LLC 8.572% CME Term
SOFR 1 Month
3.250% 10/31/28 387,953
2,233 Epic Crude Services, LP, Term
Loan B
10.609% 3-Month LIBOR 5.000% 3/02/26 2,242,929
16,445 Freeport LNG Investments, LLLP,
Term Loan A , (WI/DD)
TBD TBD TBD TBD 16,386,812
959 Freeport LNG Investments, LLLP,
Term Loan B
9.086% SOFR90A 3.500% 12/21/28 959,653
6,339 Gulf Finance, LLC, Term Loan 11.690% SOFR30A 6.250% 8/25/26 6,368,189
4,004 TransMontaigne Operating
Company L.P., Term Loan B
6.739% SOFR30A 3.500% 11/05/28 4,026,438
1,172 Traverse Midstream Partners
LLC, Term Loan
8.830% SOFR90A 3.500% 2/16/28 1,182,058
Total Energy 31,554,032
Financial Services - 0.6%
1,440 Advisor Group, Inc., Term Loan 9.329% SOFR30A 4.000% 8/16/28 1,453,745
1,067 Aragorn Parent Corporation,
Term Loan
9.570% TSFR1M 4.250% 12/15/28 1,073,862
972 Clue Opco LLC , (WI/DD) TBD TBD TBD TBD 896,267
1,831 (e) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 361,534
1 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
7.179% SOFR30A 1.750% 5/01/28 998
4,340 Kestra Advisor Services
Holdings A, Inc., Term Loan ,
(WI/DD)
TBD TBD TBD TBD 4,371,465
1,868 NCR Atleos LLC, Term Loan B 10.179% TSFR3M +
SOFR30A +
SOFR90A
4.750% 3/27/29 1,891,008
Total Financial Services 10,048,879
Food, Beverage & Tobacco - 2.2%
840 8th Avenue Food & Provisions,
Inc., Term Loan
10.194% SOFR30A 4.750% 10/01/25 812,051
4,260 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.194% 1-Month LIBOR 3.750% 10/01/25 4,114,242
1,487 Arterra Wines Canada, Inc.,
Term Loan
9.071% SOFR90A 3.500% 11/25/27 1,359,836
2,596 CHG PPC Parent LLC, Term Loan 8.444% SOFR30A 3.000% 12/08/28 2,609,507
1,943 City Brewing Company, LLC,
First Lien
10.590% TSFR1M 3.500% 4/14/28 1,505,610
1,943 City Brewing Company, LLC,
Term Loan
9.090% TSFR3M 3.500% 4/14/28 1,787,304
742 City Brewing Company, LLC,
Term Loan
11.574% SOFR90A 6.250% 4/05/28 749,827
3,312 Fiesta Purchaser, Inc., Term
Loan B
9.329% SOFR30A 4.000% 2/12/31 3,346,652
7,532 Pegasus BidCo BV, Term Loan 9.072% SOFR90A 3.750% 7/12/29 7,582,622
3,310 Sycamore Buyer LLC, Term
Loan B
7.687% SOFR90A 2.250% 7/23/29 3,307,528
7,744 Triton Water Holdings, Inc, Term
Loan
8.814% SOFR90A 3.250% 3/31/28 7,741,456

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Food, Beverage & Tobacco (continued)
$ 933 Triton Water Holdings, Inc, Term
Loan B
9.302% SOFR90A 4.000% 3/31/28 $ 937,559
Total Food, Beverage & Tobacco 35,854,194
Health Care Equipment & Services - 8.7%
2,894 ADMI Corp., Term Loan B5 ,
(WI/DD)
TBD TBD TBD TBD 2,910,872
2,787 Agiliti Health, Inc, Term Loan 8.302% TSFR3M 3.000% 5/01/30 2,785,980
6,175 AHP Health Partners, Inc., Term
Loan B
8.944% SOFR30A 3.500% 8/23/28 6,212,905
16,870 Bausch & Lomb, Inc., Term Loan 8.670% SOFR30A 3.250% 5/05/27 16,733,808
1,005 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.659% SOFR90A 4.250% 4/12/29 1,012,196
2,178 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.659% SOFR90A 4.250% 4/12/29 2,193,090
1,664 Global Medical Response, Inc.,
Term Loan
9.680% 1-Month LIBOR 4.250% 3/14/25 1,643,124
7,890 Global Medical Response, Inc.,
Term Loan B
9.813% SOFR90A 4.250% 10/02/25 7,742,842
14 ICON Luxembourg S.A.R.L.,
Term Loan B
7.309% SOFR90A 2.000% 7/03/28 13,848
17,437 Medline Borrower, LP, Term
Loan B
8.079% SOFR30A 2.750% 10/23/28 17,572,400
7,686 National Mentor Holdings, Inc.,
Term Loan
9.159% 1-Month LIBOR
+ SOFR90A
3.750% 3/02/28 7,407,670
220 National Mentor Holdings, Inc.,
Term Loan C
9.159% SOFR90A 3.750% 3/02/28 212,411
1,279 Onex TSG Intermediate Corp.,
Term Loan B
10.194% SOFR30A 4.750% 2/28/28 1,285,232
3,921 Pacific Dental Services, LLC,
Term Loan B
8.567% SOFR30A 3.250% 3/17/31 3,955,936
3,486 Packaging Coordinators Midco,
Inc., Term Loan, First Lien
9.071% SOFR90A 3.500% 11/30/27 3,501,542
18,056 Parexel International
Corporation, Term Loan, First
Lien
8.694% SOFR30A 3.250% 11/15/28 18,181,654
8,831 Phoenix Guarantor Inc, Term
Loan
8.579% SOFR30A 3.250% 2/21/31 8,846,323
3 PRA Health Sciences, Inc., Term
Loan B
7.309% SOFR90A 2.000% 7/03/28 3,476
8,597 Select Medical Corporation,
Term Loan B1
8.329% SOFR30A 3.000% 3/05/27 8,642,552
6,508 Star Parent, Inc., Term Loan B 9.309% SOFR90A 4.000% 9/30/30 6,521,439
18,066 Surgery Center Holdings, Inc.,
Term Loan
8.821% SOFR30A 3.500% 12/19/30 18,186,184
5,190 Team Health Holdings, Inc.,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 4,865,462
525 Vyaire Medical, Inc., Term Loan
B
10.310% SOFR180A 4.750% 4/16/25 340,386
Total Health Care Equipment & Services 140,771,332
Household & Personal Products - 0.4%
4,489 Kronos Acquisition Holdings
Inc., Term Loan B , (WI/DD)
TBD TBD TBD TBD 4,501,637
2,468 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.493% SOFR90A 6.000% 12/22/26 2,480,011
Total Household & Personal Products 6,981,648

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Insurance - 5.9%
$ 3,204 Acrisure, LLC, Term Loan B 8.944% 1-Month LIBOR 3.500% 2/15/27 $ 3,210,179
1,960 Acrisure, LLC, Term Loan B, First
Lien
9.694% 1-Month LIBOR 4.250% 2/15/27 1,970,924
6,255 Alliant Holdings Intermediate,
LLC, Term Loan B6 , (WI/DD)
TBD TBD TBD TBD 6,287,075
10,725 AssuredPartners, Inc., Term
Loan B5
8.829% SOFR30A 3.500% 2/14/31 10,818,415
707 Asurion LLC, Term Loan B11 9.679% SOFR30A 4.250% 8/21/28 703,030
6,073 Asurion LLC, Term Loan B8 8.694% SOFR30A 3.250% 12/23/26 6,038,188
1,427 Asurion LLC, Term Loan B9 8.694% SOFR30A 3.250% 7/30/27 1,406,524
1,335 BroadStreet Partners Inc , (WI/
DD)
TBD TBD TBD TBD 1,342,276
3,358 Broadstreet Partners, Inc., Term
Loan B
8.444% SOFR90A 3.000% 1/27/27 3,375,019
8,836 Broadstreet Partners, Inc., Term
Loan B2 , (WI/DD)
TBD TBD TBD TBD 8,864,072
5,730 Broadstreet Partners, Inc., Term
Loan B3 , (WI/DD)
TBD TBD TBD TBD 5,756,006
12,431 HUB International Limited, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 12,527,553
11,054 Ryan Specialty Group, LLC, Term
Loan
8.079% SOFR30A 2.750% 9/01/27 11,140,874
12,130 Truist Insurance Holdings LLC,
First Lien, Term Loan
8.586% SOFR90A 3.250% 3/22/31 12,225,281
3,791 USI, Inc., Term Loan 8.552% SOFR90A 3.250% 9/27/30 3,804,825
6,075 USI, Inc., Term Loan B , (WI/DD) TBD TBD TBD TBD 6,095,528
Total Insurance 95,565,769
Materials - 5.4%
3,264 Arsenal AIC Parent LLC, Term
Loan B
9.079% SOFR30A 3.750% 8/19/30 3,297,285
6,162 Ascend Performance Materials
Operations LLC, Term Loan B
10.074% SOFR90A 4.750% 8/27/26 6,156,326
3,112 ASP Unifrax Holdings Inc, Term
Loan B
9.202% SOFR90A 3.750% 12/12/25 3,030,113
4,020 Axalta Coating Systems U.S.
Holdings, Inc., Term Loan B6
7.330% TSFR3M 2.000% 12/20/29 4,041,147
2,520 Berlin Packaging LLC , (WI/DD) TBD TBD TBD TBD 2,527,522
3,421 Berlin Packaging LLC, Term
Loan B5 , (WI/DD)
TBD TBD TBD TBD 3,431,632
7,208 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.104% SOFR30A 3.675% 3/30/29 7,254,666
4,323 CPC Acquisition Corp, Term
Loan
9.321% SOFR90A 3.750% 12/29/27 3,661,581
2,325 Derby Buyer LLC, Term Loan B 8.820% TSFR1M 3.500% 11/01/30 2,335,893
5,840 Discovery Purchaser
Corporation, Term Loan
9.681% TSFR3M 4.375% 8/03/29 5,849,919
1,340 Everi Holdings Inc., Term Loan B
, (WI/DD)
TBD TBD TBD TBD 1,345,085
571 INEOS Quattro Holdings UK
Ltd, Term Loan
9.179% SOFR30A 3.750% 3/03/30 572,351
3,066 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.679% SOFR30A 4.250% 3/29/29 3,073,820
2,985 Ineos US Finance LLC, Term
Loan B
9.079% SOFR30A 3.750% 1/31/31 3,004,268
1,716 Ineos US Finance LLC, Term
Loan B
8.929% SOFR30A 3.500% 2/09/30 1,724,245
5,116 Klockner-Pentaplast of America,
Inc., Term Loan B , (WI/DD)
TBD TBD TBD TBD 4,675,720
1,225 Kraton Corporation, Term Loan 8.841% SOFR90A 3.250% 3/15/29 1,209,908
5,492 Lonza Group AG, Term Loan B 9.334% SOFR90A 3.925% 7/03/28 5,349,273

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Materials (continued)
$ 248 Nouryon Finance B.V., Term
Loan B
8.820% SOFR30A 3.500% 4/03/28 $ 250,606
4,975 Nouryon Finance B.V., Term
Loan B
8.826% TSFR3M 3.500% 4/03/28 5,016,403
727 PMHC II, Inc., Term Loan B 9.706% SOFR90A 4.250% 2/03/29 718,974
4,757 Proampac PG Borrower LLC,
Term Loan
9.308% TSFR3M +
SOFR90A
4.000% 9/15/28 4,794,796
2,269 Reynolds Group Holdings Inc. ,
Term Loan B
8.680% CME Term
SOFR 1 Month
3.500% 9/25/28 2,278,069
4,585 SupplyOne, Inc, Term Loan B ,
(WI/DD)
TBD TBD TBD TBD 4,636,581
2,357 TricorBraun Holdings, Inc., Term
Loan
8.694% SOFR30A 3.250% 3/03/28 2,356,358
2,788 Tronox Finance LLC, Term Loan
B
8.079% SOFR30A 2.750% 4/04/29 2,804,880
1,451 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.194% SOFR30A 3.750% 7/02/25 1,454,372
Total Materials 86,851,793
Media & Entertainment - 4.2%
2,862 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.929% SOFR30A 3.500% 12/21/28 2,883,383
1,614 Altice Financing SA, Term Loan 10.329% TSFR3M 5.000% 10/29/27 1,416,813
3,383 AMC Entertainment Holdings,
Inc. , Term Loan B
8.435% TSFR1M 3.000% 4/22/26 3,051,784
6,716 Cengage Learning, Inc., Term
Loan B
9.538% SOFR180A 4.250% 3/24/31 6,756,195
235 Checkout Holding Corp., Term
Loan
14.824% TSFR3M 9.500% 5/24/30 123,332
2,970 Cinemark USA, Inc., Term Loan
B
8.575% TSFR1M 3.750% 5/18/30 2,993,522
8,157 Clear Channel Outdoor
Holdings, Inc., Term Loan
9.444% SOFR30A 4.000% 8/23/28 8,206,713
6,864 Crown Finance US, Inc., Term
Loan , (cash 6.825%, PIK
7.000%), (WI/DD)
TBD TBD TBD TBD 6,964,191
3,290 DirecTV Financing, LLC, Term
Loan
10.444% SOFR30A 5.000% 8/02/27 3,306,669
3,734 Dotdash Meredith Inc, Term
Loan B
9.413% SOFR30A 4.000% 12/01/28 3,747,765
1,458 Gray Television, Inc., Term Loan
E
7.928% SOFR30A 2.500% 1/02/26 1,453,513
8,264 McGraw-Hill Global Education
Holdings, LLC, Term Loan
9.964% 1 + 3 + 6
Month LIBOR
4.750% 7/31/28 8,295,963
708 Mission Broadcasting, Inc., Term
Loan B
7.928% SOFR30A 2.500% 6/02/28 705,623
6,347 NEP Group, Inc., Term Loan B ,
(cash 8.694%, PIK 1.500%), (WI/
DD)
TBD TBD TBD TBD 6,148,474
3,135 Simon & Schuster Inc, Term
Loan B
9.330% TSFR3M 4.000% 10/30/30 3,124,231
5,319 Virgin Media Bristol LLC, Term
Loan Y
8.656% SOFR180A 3.250% 3/06/31 5,148,978
2,855 Wood Mackenzie Limited, Term
Loan B
8.823% SOFR90A 3.500% 2/10/31 2,879,196
Total Media & Entertainment 67,206,345

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
$ 1,640 Amneal Pharmaceuticals LLC,
Term Loan B
10.829% SOFR30A 5.500% 5/04/28 $ 1,659,167
467 Curia Global, Inc., Term Loan 9.179% TSFR3M +
SOFR30A
3.750% 8/28/26 441,372
27,665 Jazz Financing Lux S.a.r.l., Term
Loan B , (WI/DD)
TBD TBD TBD TBD 28,178,488
12,685 Organon & Co, Term Loan B 7.821% SOFR90A 2.500% 5/14/31 12,803,922
2,600 Perrigo Investments, LLC, Term
Loan B
7.679% SOFR30A 2.250% 4/05/29 2,615,771
Total Pharmaceuticals, Biotechnology & Life Sciences 45,698,720
Real Estate Management & Development - 0.6%
6,589 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan , (WI/
DD)
TBD TBD TBD TBD 6,622,208
2,494 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
9.079% SOFR30A 3.750% 1/31/30 2,515,570
206 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.194% SOFR30A 2.750% 8/21/25 206,369
Total Real Estate Management & Development 9,344,147
Software & Services - 13.5%
989 Ahead DB Holdings, LLC, Term
Loan B
9.059% SOFR90A 3.750% 10/18/27 995,514
1,440 Applied Systems, Inc., Term
Loan, First Lien
8.809% SOFR90A 3.500% 2/24/31 1,454,358
3,341 AppLovin Corporation, Term
Loan , (WI/DD)
TBD TBD TBD TBD 3,361,342
865 AppLovin Corporation, Term
Loan
7.829% SOFR30A 2.500% 8/19/30 868,906
521 Apttus Corporation, Term Loan 9.444% SOFR30A 4.000% 5/08/28 523,266
8,445 Avaya, Inc., Term Loan 6.914% 1-Month LIBOR
+ SOFR30A
4.250% 8/01/28 7,112,016
12,564 Banff Merger Sub Inc, Term
Loan , (WI/DD)
TBD TBD TBD TBD 12,671,317
10,889 Camelot U.S. Acquisition LLC,
Term Loan B
8.079% SOFR30A 2.750% 1/31/31 10,911,234
1,033 CCC Intelligent Solutions Inc.,
Term Loan B
7.694% SOFR30A 2.250% 9/21/28 1,038,510
7,805 Cotiviti Corporation, Term Loan
, (WI/DD)
TBD TBD TBD TBD 7,848,942
1,217 DTI Holdco, Inc., Term Loan 10.079% SOFR30A 4.750% 4/21/29 1,222,203
12,870 Epic Crude Services, LP, Term
Loan B
10.609% 3-Month LIBOR 5.000% 7/30/27 12,936,621
4,579 Fortress Intermediate 3 Inc ,
(WI/DD)
TBD TBD TBD TBD 4,599,033
7,387 Genesys Cloud Services
Holdings II LLC, First Lien, Term
Loan B
8.829% SOFR30A 3.500% 12/01/27 7,448,098
598 Genesys Cloud Services
Holdings II LLC, Term Loan B
9.194% SOFR30A 3.750% 12/01/27 604,548
2,084 IGT Holding IV AB, Term Loan
B2
8.972% SOFR90A 3.400% 3/29/28 2,098,369
8,140 Informatica LLC, Term Loan B ,
(WI/DD)
TBD TBD TBD TBD 8,185,689
3,506 Instructure Holdings, Inc., Term
Loan B
8.354% SOFR90A 2.750% 10/30/28 3,514,690
285 iQor US Inc., Exit Term Loan 12.928% SOFR30A 7.600% 11/19/24 286,568
786 iQor US Inc., Second Out Term
Loan
12.928% SOFR30A 7.600% 11/19/25 784,982

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 383 Ivanti Software, Inc., Term Loan
B
9.555% SOFR90A 4.000% 12/01/27 $ 335,849
689 Ivanti Software, Inc., Term Loan
B
9.814% SOFR90A 4.250% 12/01/27 607,178
1,000 Maximus Inc , (WI/DD) TBD TBD TBD TBD 1,005,000
635 McAfee Corp , (WI/DD) TBD TBD TBD TBD 636,311
9,157 McAfee, LLC, Term Loan B 9.163% SOFR30A 3.750% 2/03/29 9,175,938
3,972 Mitchell International, Inc., Term
Loan B , (WI/DD)
TBD TBD TBD TBD 3,985,897
744 NortonLifeLock Inc., Term Loan
B
7.429% SOFR30A 2.000% 1/28/29 745,394
12,245 Open Text Corporation, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 12,340,172
3,962 Peraton Corp., Term Loan B 9.179% SOFR30A 3.750% 2/01/28 3,971,392
3,130 Perforce Software, Inc., Term
Loan , (WI/DD)
TBD TBD TBD TBD 3,136,510
3,576 Perforce Software, Inc., Term
Loan B
9.179% SOFR30A 3.750% 7/01/26 3,570,361
4,630 Press Ganey Holdings, Inc.,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 4,652,085
2,114 Quartz Acquireco LLC, Term
Loan B
8.809% SOFR90A 3.500% 4/14/30 2,128,034
4,622 Rackspace Technology Global,
Inc., Term Loan, First Lien
11.686% SOFR30A 6.250% 5/15/28 4,675,257
11,382 Rackspace Technology Global,
Inc., Term Loan, First Lien
8.186% SOFR30A 2.750% 5/15/28 5,193,060
6,886 Rocket Software, Inc., Term Loan
B , (WI/DD)
TBD TBD TBD TBD 6,925,483
570 Sedgwick Claims Management
Services, Inc., Term Loan B
9.079% SOFR30A 3.750% 2/24/28 573,721
7,294 Sophia, L.P., Term Loan B , (WI/
DD)
TBD TBD TBD TBD 7,347,226
3,940 SS&C Technologies Inc., Term
Loan B8
7.320% TSFR1M 2.000% 5/09/31 3,960,429
8,976 Syniverse Holdings, Inc., Term
Loan
12.302% SOFR90A 7.000% 5/10/29 8,645,297
5,546 Tempo Acquisition LLC, Term
Loan B
8.079% SOFR30A 2.750% 8/31/28 5,567,239
18,540 Ultimate Software Group Inc
(The), Term Loan B , (WI/DD)
TBD TBD TBD TBD 18,701,508
5,411 Vision Solutions, Inc., Term Loan 10.796% SOFR90A +
Prime
3.750% 4/24/28 5,387,415
4,825 VS Buyer, LLC, Term Loan B ,
(WI/DD)
TBD TBD TBD TBD 4,865,723
3,387 West Corporation, Term Loan
B3
9.580% SOFR90A 4.000% 4/10/27 3,311,130
7,650 Zelis Payments Buyer, Inc., Term
Loan B
8.079% SOFR30A 2.750% 9/28/29 7,692,381
Total Software & Services 217,602,196
Technology Hardware & Equipment - 1.3%
7,925 CommScope, Inc., Term Loan B 8.694% SOFR30A 3.250% 4/06/26 7,136,401
8,198 Delta TopCo, Inc., Term Loan ,
(WI/DD)
TBD TBD TBD TBD 8,238,129
3,727 Ingram Micro Inc., Term Loan 8.571% SOFR90A 3.000% 7/02/28 3,750,791
3,527 MLN US HoldCo LLC, Term Loan 12.127% SOFR90A 6.700% 10/18/27 690,630
6,070 MLN US HoldCo LLC, Term
Loan, First Lien
9.929% SOFR90A 4.500% 12/01/25 679,107
1,357 Riverbed Technology, Inc., Term
Loan
4.905% 3-Month LIBOR
+ SOFR90A
2.250% 7/03/28 836,178
Total Technology Hardware & Equipment 21,331,236

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Telecommunication Services - 3.9%
$ 2,104 Altice France S.A., Term Loan
B12
9.278% 3-Month LIBOR 3.688% 2/02/26 $ 1,773,833
8,453 Altice France S.A., Term Loan
B13
9.584% CME Term
SOFR 1 Month
4.000% 8/14/26 6,856,386
667 Altice France SA 8.341% CME Term
SOFR 1 Month
2.750% 7/31/25 584,592
1,472 Cablevision Lightpath LLC, Term
Loan B
8.681% SOFR30A 3.250% 12/01/27 1,424,717
5,626 Cincinnati Bell, Inc., Term Loan
B2 , (WI/DD)
TBD TBD TBD TBD 5,623,646
177 Connect Finco Sarl, Term Loan B 9.825% SOFR30A 4.500% 9/13/29 169,625
4,797 (e) Cyxtera DC Holdings Inc 0.000% CME Term
SOFR 1 Month
3.000% 5/01/25 101,940
15,426 Frontier Communications Corp.,
Term Loan B
9.180% 1-Month LIBOR 3.750% 10/08/27 15,448,079
5,094 Iridium Satellite LLC, Term Loan
B
7.829% SOFR30A 2.500% 9/20/30 5,110,162
5,468 Level 3 Financing Inc., Term
Loan B1 , (WI/DD)
TBD TBD TBD TBD 5,320,186
3,874 Level 3 Financing Inc., Term
Loan B2 , (WI/DD)
TBD TBD TBD TBD 3,753,629
4,819 Virgin Media Bristol LLC, Term
Loan N
7.931% SOFR30A 2.500% 1/31/28 4,697,634
6,198 Zayo Group Holdings, Inc., Term
Loan , (WI/DD)
TBD TBD TBD TBD 5,392,260
7,371 Ziggo Financing Partnership,
Term Loan I
7.931% SOFR30A 2.500% 4/28/28 7,289,548
Total Telecommunication Services 63,546,237
Transportation - 2.8%
3,422 AAdvantage Loyalty IP Ltd.,
Term Loan
10.336% SOFR90A 4.750% 4/20/28 3,560,632
4,650 Air Canada, Term Loan B 7.833% TSFR3M 2.500% 3/21/31 4,681,969
419 Brown Group Holding, LLC,
Term Loan B
8.179% SOFR30A 2.750% 4/22/28 421,000
2,616 Brown Group Holding, LLC,
Term Loan B2
8.335% SOFR90A 3.000% 6/09/29 2,629,458
1,193 First Student Bidco Inc, Term
Loan B
8.564% SOFR90A 3.000% 7/21/28 1,197,436
363 First Student Bidco Inc, Term
Loan C
8.564% SOFR90A 3.000% 7/21/28 364,014
6,500 Genesee & Wyoming Inc. (New),
Term Loan B
7.301% TSFR2M 2.000% 4/10/31 6,522,165
1,190 Kestrel Bidco Inc., Term Loan B 8.428% 1-Month LIBOR 3.000% 12/11/26 1,196,825
4,879 KKR Apple Bidco, LLC, Term
Loan
8.194% SOFR30A 2.750% 9/25/28 4,902,550
2,939 KKR Apple Bidco, LLC, Term
Loan
8.829% SOFR30A 3.500% 9/23/28 2,953,615
5,329 Mileage Plus Holdings LLC,
Term Loan B
10.733% SOFR90A 5.250% 6/21/27 5,457,297
499 SkyMiles IP Ltd., Term Loan B 9.075% TSFR3M 3.750% 10/20/27 514,920
5,100 United Airlines, Inc., Term Loan
B
8.071% SOFR30A 2.750% 2/24/31 5,126,418
5,900 WestJet Loyalty LP, Term Loan B 9.048% SOFR90A 3.750% 2/14/31 5,938,439
Total Transportation 45,466,738

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Utilities - 2.1%
$ 1,530 Hamilton Projects Acquiror LLC
, (WI/DD)
TBD TBD TBD TBD $ 1,540,526
1,505 Hamilton Projects Acquiror, LLC
, Term Loan B
9.930% 1-Month LIBOR 4.500% 6/28/27 1,516,338
2,280 Pacific Gas & Electric Company,
Term Loan , (WI/DD)
TBD TBD TBD TBD 2,293,543
13,683 Talen Energy Supply, LLC, Term
Loan B
8.827% SOFR90A 3.500% 5/17/30 13,859,192
11,171 Talen Energy Supply, LLC, Term
Loan C
8.827% SOFR90A 3.500% 5/27/30 11,315,748
2,975 Vistra Zero Operating Company,
LLC, Term Loan B
8.075% TSFR1M 2.750% 4/30/31 2,998,428
Total Utilities 33,523,775
Total Variable Rate Senior Loan Interests
(cost $1,395,888,186) 1,394,641,227
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 8 .8 % X 142,860,446
Automobiles & Components - 0.1%
$ 1,000 (f) Clarios Global LP / Clarios US Finance Co 6.750% 5/15/28 $ 1,010,514
525 (f) Dana Financing Luxembourg Sarl 5.750% 4/15/25 522,333
Total Automobiles & Components 1,532,847
Capital Goods - 0.3%
5,000 (f) TransDigm Inc 6.875% 12/15/30 5,062,925
Total Capital Goods 5,062,925
Commercial & Professional Services - 1.5%
1,750 (f) Boost Newco Borrower LLC 7.500% 1/15/31 1,813,808
12,050 (f) GFL Environmental Inc 5.125% 12/15/26 11,821,409
10,905 (f) Prime Security Services Borrower LLC / Prime Finance Inc 5.750% 4/15/26 10,827,827
250 (f) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 245,434
Total Commercial & Professional Services 24,708,478
Consumer Services - 0.8%
3,000 (f) 1011778 BC ULC / New Red Finance Inc 4.000% 10/15/30 2,610,429
1,000 (f) Caesars Entertainment Inc 7.000% 2/15/30 1,010,801
1,000 (f) Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc
4.625% 1/15/29 899,553
5,500 (f) Life Time Inc 5.750% 1/15/26 5,468,337
3,000 (f) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 3,040,563
Total Consumer Services 13,029,683
Energy - 0.9%
264 (f) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 276,617
8,000 (f) Citgo Petroleum Corp 7.000% 6/15/25 8,008,816
4,000 Matador Resources Co 5.875% 9/15/26 3,993,458
2,000 (f) Transocean Inc 11.500% 1/30/27 2,074,446
1,000 (f) Weatherford International Ltd 8.625% 4/30/30 1,033,957
Total Energy 15,387,294
Equity Real Estate Investment Trusts (REITs) - 0.2%
3,000 (f) RLJ Lodging Trust LP 3.750% 7/01/26 2,833,901
Total Equity Real Estate Investment Trusts (REITs) 2,833,901

Principal
Amount (000)   Description (a) Coupon Maturity Value
Health Care Equipment & Services - 1.3%
$ 4,289 (f) CHS/Community Health Systems Inc 8.000% 3/15/26 $ 4,296,656
4,250 (f) CHS/Community Health Systems Inc 8.000% 12/15/27 4,251,619
2,020 (f) Global Medical Response Inc 10.000% 10/31/28 1,964,647
2,000 (f) Select Medical Corp 6.250% 8/15/26 2,000,666
5,113 (f) Team Health Holdings Inc, (cash 13.500%, PIK 4.500%) 13.500% 6/30/28 5,674,875
2,500 Tenet Healthcare Corp 4.625% 6/15/28 2,375,879
500 (g) Tenet Healthcare Corp 6.125% 10/01/28 495,299
Total Health Care Equipment & Services 21,059,641
Insurance - 0.4%
2,100 (f) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
4.250% 10/15/27 1,963,783
4,000 (f) HUB International Ltd 7.250% 6/15/30 4,064,116
Total Insurance 6,027,899
Materials - 0.6%
1,875 (f) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000% 9/01/29 1,547,958
1,500 (f) Arsenal AIC Parent LLC 8.000% 10/01/30 1,560,207
3,750 Ball Corp 6.000% 6/15/29 3,756,095
2,280 (f) LABL Inc 9.500% 11/01/28 2,319,145
1,000 (f) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC
4.375% 9/30/28 927,592
Total Materials 10,110,997
Media & Entertainment - 0.6%
2,900 (f) Clear Channel Outdoor Holdings Inc 5.125% 8/15/27 2,739,630
8 iHeartCommunications Inc 6.375% 5/01/26 5,956
500 (f),(g) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000% 8/15/27 480,156
7,000 (f) Ziggo Bond Co BV 6.000% 1/15/27 6,871,108
Total Media & Entertainment 10,096,850
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
3,000 (f) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 2,651,121
Total Pharmaceuticals, Biotechnology & Life Sciences 2,651,121
Software & Services - 0.1%
2,240 (f) Open Text Holdings Inc 4.125% 12/01/31 1,927,446
Total Software & Services 1,927,446
Technology Hardware & Equipment - 0.2%
3,500 (f) Commscope Inc 6.000% 3/01/26 3,123,750
Total Technology Hardware & Equipment 3,123,750
Telecommunication Services - 0.9%
5,284 (f) Frontier Communications Holdings LLC 5.875% 10/15/27 5,145,323
7,910 (f) Level 3 Financing Inc 10.500% 5/15/30 7,826,717
2,000 (f) Level 3 Financing Inc 10.500% 4/15/29 1,995,004
Total Telecommunication Services 14,967,044
Transportation - 0.4%
3,287 (f) Air Canada 3.875% 8/15/26 3,120,358
1,500 (f),(g) American Airlines Inc 7.250% 2/15/28 1,497,829
1,500 (f) United Airlines Inc 4.625% 4/15/29 1,386,452
Total Transportation 6,004,639

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities - 0.3%
$ 496 Pacific Gas and Electric Co 3.150% 1/01/26 $ 477,336
497 Pacific Gas and Electric Co 4.500% 7/01/40 411,705
2,602 PG&E Corp 5.000% 7/01/28 2,494,324
1,000 PG&E Corp 5.250% 7/01/30 952,566
Total Utilities 4,335,931
Total Corporate Bonds
(cost $144,458,559) 142,860,446
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 2 .3 % X 37,591,165
1,540,737
Invesco Senior Loan ETF
$ 32,540,365
120,000
SPDR Blackstone Senior Loan ETF
5,050,800
Total Exchange-Traded Funds
(cost $37,591,586) 37,591,165
Shares Description (a) Value
–
COMMON STOCKS - 1 .0 % X 16,363,228
Banks - 0.0%
28,137 (h) iQor US Inc $ 58,047
Total Banks 58,047
Capital Goods - 0.0%
2,687 (h) TNT Crane & Rigging Inc 4,702
4,761 (h) TNT Crane & Rigging Inc 476
Total Capital Goods 5,178
Consumer Discretionary Distribution & Retail - 0.0%
99 (h) Belk Inc 792
14,352 (h) EJF SIDECAR FUND, SERIES LLC 12,558
Total Consumer Discretionary Distribution & Retail 13,350
Consumer Services - 0.0%
159,883 (h) 24 Hour Fitness Worldwide Inc 960
76,044 (h) 24 Hour Fitness Worldwide Inc 380
17,726 (h) Cengage Learning Holdings II Inc 295,439
953 (h) Crown Finance US Inc 16,042
Total Consumer Services 312,821
Energy - 0.4%
2,246 Chord Energy Corp 416,431
402,741 (h) Tal Shares Quartenorth Entitlement 4,836,920
76,990 (h) Transocean Ltd 477,338
5,884 (h) Vantage Drilling International Ltd 167,694
Total Energy 5,898,383
Health Care Equipment & Services - 0.0%
61,430 (h),(i) Millennium Health LLC 6,143
57,666 (h),(i) Millennium Health LLC 577
52,393 (h) Onex Carestream Finance LP 15,718
Total Health Care Equipment & Services 22,438
Media & Entertainment - 0.0%
7,105 (h) Catalina Marketing Corp 888
Total Media & Entertainment 888

Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 0.0%
63,592 (h) Bright Bidco BV $ 39,427
46,554 (h) Bright Bidco BV 28,864
Total Semiconductors & Semiconductor Equipment 68,291
Software & Services - 0.1%
270,704 (h) Avaya Inc 863,004
57,126 (h) Avaya Inc 182,118
Total Software & Services 1,045,122
Technology Hardware & Equipment - 0.0%
24,672 (h) Windstream Services PE LLC 305,933
Total Technology Hardware & Equipment 305,933
Telecommunication Services - 0.0%
18,781 (h) Windstream Services PE LLC 232,884
Total Telecommunication Services 232,884
Transportation - 0.0%
1,018 (h) ACBL HLDG CORP 43,774
Total Transportation 43,774
Utilities - 0.5%
3,300 (h),(i),(j) Vistra Vision 8,356,119
Total Utilities 8,356,119
Total Common Stocks
(cost $35,329,776) 16,363,228
Shares Description (a) Value
X –
WARRANTS - 0 .2 % X 3,472,988
Energy - 0.0%
500 California Resources Corp $ 5,960
Total Energy 5,960
Media & Entertainment - 0.2%
192,004 Cineworld Group PLC 3,232,003
Total Media & Entertainment 3,232,003
Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg 3
Total Telecommunication Services 3
Transportation - 0.0%
3,029 ACBL HLDG CORP 181,740
1,071 ACBL HLDG CORP 46,053
12,116 (i) American Commercial Barge Line LLC 4,241
11,952 (i) American Commercial Barge Line LLC 2,988
Total Transportation 235,022
Total Warrants
(cost $3,748,483) 3,472,988

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0 .0 % X 258,780
Transportation - 0.0%
4,313 ACBL HLDG CORP 0.000% $ 258,780
Total Transportation 258,780
Total Convertible Preferred Securities
(cost $131,547) 258,780
Total Long-Term Investments
(cost $1,617,148,137) 1,595,187,834
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,552,439 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(l) $ 2,552,439
Total Investments Purchased with Collateral from Securities Lending
(cost $2,552,439) 2,552,439
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 6.0%
X –
INVESTMENT COMPANIES - 6.0% X 97,585,574
97,585,574 BlackRock Liquidity Funds T-Fund 5.167%(m) $ 97,585,574
Total Investment Companies
(cost $97,585,574) 97,585,574
Total Short-Term Investments
(cost $97,585,574) 97,585,574
Total Investments (cost $ 1,717,286,150 ) - 104 .7% 1,695,325,847
Other Assets & Liabilities, Net -  (4.7)% (76,320,176)
Net Assets - 100% $ 1,619,005,671

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,394,641,227 $ – $ 1,394,641,227
Corporate Bonds – 142,860,446 – 142,860,446
Exchange-Traded Funds 37,591,165 – – 37,591,165
Common Stocks 6,193,822 1,806,567 8,362,839 16,363,228
Warrants 5,960 3,459,799 7,229 3,472,988
Convertible Preferred Securities – 258,780 – 258,780
Investments Purchased with Collateral from
Securities Lending 2,552,439 – – 2,552,439
Short-Term Investments:
Investment Companies 97,585,574 – – 97,585,574
Total
$ 143,928,960 $ 1,543,026,819 $ 8,370,068 $ 1,695,325,847
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $127,897,828 or 7.5% of Total Investments.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,448,552.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.

Nuveen High Yield Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.3%
X –
CORPORATE BONDS - 71 .2 % X 451,953,120
Automobiles & Components - 3.3%
$ 2,500 Dana Inc 4.500% 2/15/32 $ 2,120,093
725 Dana Inc 4.250% 9/01/30 630,000
1,800 (b),(c) Dornoch Debt Merger Sub Inc 6.625% 10/15/29 1,554,873
2,500 (c) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750% 5/31/32 2,516,404
2,000 Goodyear Tire & Rubber Co/The 5.625% 4/30/33 1,788,567
1,800 (c) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375% 5/15/29 1,773,224
3,170 (c) Phinia Inc 6.750% 4/15/29 3,193,145
2,225 (c) Tenneco Inc 8.000% 11/17/28 2,032,036
5,015 ZF North America Capital Inc 6.750% 4/23/30 5,075,546
Total Automobiles & Components 20,683,888
Capital Goods - 3.2%
1,758 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 6.125% 10/15/26 1,729,814
4,825 (c) Albion Financing 2 Sarl 8.750% 4/15/27 4,867,474
2,750 (c) Alta Equipment Group Inc , (WI/DD) 9.000% 6/01/29 2,660,047
1,125 (c) Brand Industrial Services Inc 10.375% 8/01/30 1,207,739
3,875 (c) EquipmentShare.com Inc 8.625% 5/15/32 4,012,822
2,000 (c) Gates Corp/The , (WI/DD) 6.875% 7/01/29 2,019,206
2,225 (c) Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC
9.000% 2/15/29 2,285,137
1,500 (c) TransDigm Inc 6.875% 12/15/30 1,518,877
Total Capital Goods 20,301,116
Commercial & Professional Services - 1.3%
1,725 (c) AMN Healthcare Inc 4.000% 4/15/29 1,528,450
1,900 (c) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 1,865,300
3,125 (c) SABRE GLBL INC 8.625% 6/01/27 2,876,975
2,000 (c) VT Topco Inc 8.500% 8/15/30 2,090,608
Total Commercial & Professional Services 8,361,333
Consumer Discretionary Distribution & Retail - 4.3%
1,850 (c) Asbury Automotive Group Inc 5.000% 2/15/32 1,656,050
2,425 (b),(c) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.000% 2/15/31 2,392,461
4,000 (c) Carvana Co, (cash 12.000%, PIK 12.000%) 12.000% 12/01/28 4,181,518
500 (c) Cougar JV Subsidiary LLC 8.000% 5/15/32 515,294
2,725 (c) Gap Inc 3.875% 10/01/31 2,262,056
2,550 Kohl's Corp 4.625% 5/01/31 2,056,397
1,485 (c) LCM Investments Holdings II LLC 8.250% 8/01/31 1,540,755
1,500 (c) Macy's Retail Holdings LLC 6.125% 3/15/32 1,427,114
5,250 (c) Michaels Cos Inc/The 7.875% 5/01/29 3,570,498
6,000 (b),(c) Staples Inc 10.750% 4/15/27 5,341,906
2,000 (c) Velocity Vehicle Group LLC 8.000% 6/01/29 2,032,500
Total Consumer Discretionary Distribution & Retail 26,976,549
Consumer Durables & Apparel - 0.3%
1,750 (b) Newell Brands Inc 6.625% 9/15/29 1,712,023
Total Consumer Durables & Apparel 1,712,023
Consumer Services - 1.8%
2,680 (c) Flutter Treasury Designated Activity Co 6.375% 4/29/29 2,693,692
2,990 (c) Hilton Domestic Operating Co Inc 5.875% 4/01/29 2,964,242
2,455 (c) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625% 1/15/32 2,442,312
600 (c) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 608,113

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services (continued)
$ 2,475 (c) Six Flags Entertainment Corp 0.000% 4/30/32 $ 2,476,804
Total Consumer Services 11,185,163
Consumer Staples Distribution & Retail - 0.4%
2,785 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500% 2/15/28 2,805,158
Total Consumer Staples Distribution & Retail 2,805,158
Energy - 11.2%
1,835 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.375% 6/15/29 1,758,697
3,875 (c) Baytex Energy Corp 7.375% 3/15/32 3,919,842
400 (c) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250% 7/15/32 407,543
800 (c) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000% 7/15/29 808,387
4,928 (c) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 5,155,134
2,000 (c) Citgo Petroleum Corp 8.375% 1/15/29 2,070,320
1,440 (c) Civitas Resources Inc 8.375% 7/01/28 1,511,261
1,530 (c) CNX Midstream Partners LP 4.750% 4/15/30 1,376,064
500 (c) CNX Resources Corp 7.250% 3/01/32 506,907
2,275 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/29 2,326,268
1,890 (c) EQM Midstream Partners LP 6.375% 4/01/29 1,886,518
2,750 EQM Midstream Partners LP 6.500% 7/15/48 2,751,499
1,495 Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/32 1,497,857
4,560 (c) Global Partners LP / GLP Finance Corp 8.250% 1/15/32 4,691,474
3,790 (c) Harvest Midstream I LP 7.500% 5/15/32 3,841,398
6,750 (c) Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/01/33 7,220,570
1,600 (c) Kinetik Holdings LP 6.625% 12/15/28 1,616,879
2,000 (c) Kodiak Gas Services LLC 7.250% 2/15/29 2,030,364
1,800 (c) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 1,849,011
2,460 (c) Sunoco LP 7.000% 5/01/29 2,511,933
1,700 (c) Talos Production Inc 9.000% 2/01/29 1,783,431
3,000 (c) Transocean Inc 8.250% 5/15/29 2,999,612
1,290 Transocean Inc Term Loan 8.500% 5/15/31 1,288,685
1,500 (c) Transocean Titan Financing Ltd 8.375% 2/01/28 1,555,617
4,585 (c) USA Compression Partners LP / USA Compression Finance
Corp
7.125% 3/15/29 4,590,190
500 (c) Venture Global LNG Inc 8.125% 6/01/28 510,997
7,540 (c) Venture Global LNG Inc 9.875% 2/01/32 8,085,105
500 (c) Weatherford International Ltd 8.625% 4/30/30 516,979
Total Energy 71,068,542
Equity Real Estate Investment Trusts (REITs) - 2.4%
2,310 (c) Iron Mountain Inc 7.000% 2/15/29 2,341,269
1,815 (c) Iron Mountain Information Management Services Inc 5.000% 7/15/32 1,635,833
4,000 (b) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 3,278,440
2,500 (c) RHP Hotel Properties LP / RHP Finance Corp 6.500% 4/01/32 2,484,773
3,650 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 3,650,591
1,520 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 1,520,246
Total Equity Real Estate Investment Trusts (REITs) 14,911,152
Financial Services - 8.4%
3,225 (c) Block Inc 6.500% 5/15/32 3,254,967
7,125 (c) Encore Capital Group Inc 8.500% 5/15/30 7,132,507
5,510 (c) FirstCash Inc 6.875% 3/01/32 5,463,920
5,410 (c) HAT Holdings I LLC / HAT Holdings II LLC 8.000% 6/15/27 5,615,179
3,000 (c) Hunt Cos Inc 5.250% 4/15/29 2,665,372
4,550 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 3,791,973
3,660 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000% 6/15/30 3,611,837
500 Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.250% 5/15/26 487,558

Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services (continued)
$ 3,000 (c) NCR Corp ATM 9.500% 4/01/29 $ 3,236,574
3,800 OneMain Finance Corp 4.000% 9/15/30 3,229,452
2,800 OneMain Finance Corp 7.875% 3/15/30 2,852,559
1,800 OneMain Finance Corp 3.875% 9/15/28 1,601,141
725 OneMain Finance Corp 9.000% 1/15/29 761,038
5,225 (c) PennyMac Financial Services Inc 7.875% 12/15/29 5,349,601
4,325 (c) Starwood Property Trust Inc 7.250% 4/01/29 4,301,238
Total Financial Services 53,354,916
Food, Beverage & Tobacco - 0.5%
1,150 (b),(c) Fiesta Purchaser Inc 7.875% 3/01/31 1,181,603
1,875 (c) Triton Water Holdings Inc 6.250% 4/01/29 1,732,565
Total Food, Beverage & Tobacco 2,914,168
Health Care Equipment & Services - 4.1%
2,750 (c) AHP Health Partners Inc 5.750% 7/15/29 2,535,997
4,500 (c) CHS/Community Health Systems Inc , (WI/DD) 10.875% 1/15/32 4,649,598
3,200 (c) CHS/Community Health Systems Inc 6.125% 4/01/30 2,281,856
1,225 (c) CHS/Community Health Systems Inc 5.250% 5/15/30 1,016,875
3,400 (c) DaVita Inc 4.625% 6/01/30 3,046,000
3,030 (c) Global Medical Response Inc 10.000% 10/31/28 2,946,970
5,125 (c) LifePoint Health Inc 10.000% 6/01/32 5,143,596
1,745 (c) LifePoint Health Inc 11.000% 10/15/30 1,922,371
2,975 (c) Pediatrix Medical Group Inc 5.375% 2/15/30 2,563,081
Total Health Care Equipment & Services 26,106,344
Household & Personal Products - 0.3%
2,000 (c) Kronos Acquisition Holdings Inc / KIK Custom Products Inc 7.000% 12/31/27 1,965,009
Total Household & Personal Products 1,965,009
Insurance - 1.6%
2,900 (c) Acrisure LLC / Acrisure Finance Inc 8.250% 2/01/29 2,914,004
2,085 (c) Ardonagh Finco Ltd 7.750% 2/15/31 2,070,496
2,480 (c) Ardonagh Group Finance Ltd 8.875% 2/15/32 2,444,041
3,000 (c) Panther Escrow Issuer LLC 7.125% 6/01/31 3,024,965
Total Insurance 10,453,506
Materials - 5.8%
1,690 (c) Arsenal AIC Parent LLC 8.000% 10/01/30 1,757,833
5,440 (c) Cleveland-Cliffs Inc 7.000% 3/15/32 5,365,015
725 (c) Cleveland-Cliffs Inc 6.750% 4/15/30 716,730
1,850 (c) EverArc Escrow Sarl 5.000% 10/30/29 1,641,759
3,825 (c) Herens Holdco Sarl 4.750% 5/15/28 3,261,352
6,200 (c) Mineral Resources Ltd 9.250% 10/01/28 6,518,221
2,670 (c) Mineral Resources Ltd 8.500% 5/01/30 2,764,476
1,225 (b),(c) NOVA Chemicals Corp 4.250% 5/15/29 1,074,723
2,000 (b),(c) Olympus Water US Holding Corp 6.250% 10/01/29 1,853,929
3,645 (c) SunCoke Energy Inc 4.875% 6/30/29 3,275,480
5,190 (c) Tronox Inc 4.625% 3/15/29 4,709,380
2,250 (b),(c) Vibrantz Technologies Inc 9.000% 2/15/30 2,075,047
2,000 (c) WR Grace Holdings LLC 5.625% 8/15/29 1,840,030
Total Materials 36,853,975
Media & Entertainment - 6.7%
2,750 (c) Cablevision Lightpath LLC 5.625% 9/15/28 2,165,470
1,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 2/01/31 806,035
3,142 (c) CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/03/31 3,039,986
2,975 (c) CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/01/29 2,784,435
1,800 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 1/15/34 1,341,161

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment (continued)
$ 1,800 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 6/01/33 $ 1,389,034
2,300 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 1,824,563
1,125 (c) Clear Channel Outdoor Holdings Inc 7.875% 4/01/30 1,118,855
2,525 (b),(c) Clear Channel Outdoor Holdings Inc 7.500% 6/01/29 2,073,040
3,650 (c) CSC Holdings LLC 4.125% 12/01/30 2,250,804
1,800 (c) CSC Holdings LLC 5.500% 4/15/27 1,379,199
1,800 (c) CSC Holdings LLC 11.250% 5/15/28 1,452,384
7,000 (c) DISH Network Corp 11.750% 11/15/27 7,023,185
1,525 (c) Gray Television Inc 4.750% 10/15/30 867,553
3,930 (c) Gray Television Inc , (WI/DD) 10.500% 7/15/29 3,903,935
2,225 (c) LCPR Senior Secured Financing DAC 6.750% 10/15/27 2,107,531
1,725 (c) Sirius XM Radio Inc 4.125% 7/01/30 1,445,808
2,750 (c) Sirius XM Radio Inc 3.875% 9/01/31 2,195,982
2,000 (c) Sunrise HoldCo IV BV 5.500% 1/15/28 1,922,515
1,825 (b),(c) Univision Communications Inc 7.375% 6/30/30 1,729,427
Total Media & Entertainment 42,820,902
Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
4,075 (c) Bausch Health Cos Inc 5.500% 11/01/25 3,843,092
1,550 (c) Bausch Health Cos Inc 9.000% 12/15/25 1,477,088
1,125 (b) Endo Finance Holdings Inc 8.500% 4/15/31 1,153,146
3,500 (b),(c) Grifols SA 4.750% 10/15/28 3,045,098
1,685 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/34 1,712,437
500 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 441,854
Total Pharmaceuticals, Biotechnology & Life Sciences 11,672,715
Real Estate Management & Development - 0.7%
3,398 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp
7.000% 4/15/30 2,949,460
1,800 Kennedy-Wilson Inc 5.000% 3/01/31 1,431,994
Total Real Estate Management & Development 4,381,454
Software & Services - 2.8%
4,125 (c) Ahead DB Holdings LLC 6.625% 5/01/28 3,825,938
2,000 (c) CA Magnum Holdings 5.375% 10/31/26 1,905,053
4,100 (c) Cloud Software Group Inc 8.250% 6/30/32 4,140,864
3,500 (c) Cloud Software Group Inc 6.500% 3/31/29 3,319,431
4,335 Rocket Software Inc 9.000% 11/28/28 4,403,200
Total Software & Services 17,594,486
Technology Hardware & Equipment - 0.7%
1,500 (c) Commscope Inc 6.000% 3/01/26 1,338,750
1,350 (c) Imola Merger Corp 4.750% 5/15/29 1,256,561
2,000 (c) Sensata Technologies Inc , (WI/DD) 6.625% 5/31/32 2,006,566
Total Technology Hardware & Equipment 4,601,877
Telecommunication Services - 3.3%
2,000 (b),(c) Frontier Communications Holdings LLC 6.750% 5/01/29 1,825,569
4,475 (c) Iliad Holding SASU 8.500% 4/15/31 4,529,647
5,000 (c) Level 3 Financing Inc 10.500% 4/15/29 4,987,510
3,750 (c) Level 3 Financing Inc 10.500% 5/15/30 3,710,517
3,000 (c) Level 3 Financing Inc 4.875% 6/15/29 1,796,670
5,000 (b),(c) Zayo Group Holdings Inc 4.000% 3/01/27 3,898,942
Total Telecommunication Services 20,748,855
Transportation - 4.6%
2,445 (b),(c) American Airlines Inc 7.250% 2/15/28 2,441,462
8,250 (c) Brightline East LLC 11.000% 1/31/30 7,822,592
3,367 (c) Cargo Aircraft Management Inc 4.750% 2/01/28 3,086,289

Principal
Amount (000)   Description (a) Coupon Maturity Value
Transportation (continued)
$ 1,790 (c) Genesee & Wyoming Inc 6.250% 4/15/32 $ 1,769,258
4,800 (b),(c) GN Bondco LLC 9.500% 10/15/31 4,372,981
7,575 (c) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
5.750% 1/20/26 6,984,942
1,250 (c) United Airlines Inc 4.625% 4/15/29 1,155,376
2,000 (b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500% 6/01/28 1,818,981
Total Transportation 29,451,881
Utilities - 1.7%
3,250 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 3,068,415
1,250 (c) NextEra Energy Operating Partners LP 7.250% 1/15/29 1,279,621
4,000 (c) Talen Energy Supply LLC 8.625% 6/01/30 4,290,207
2,300 (c) Vistra Operations Co LLC 7.750% 10/15/31 2,389,865
Total Utilities 11,028,108
Total Corporate Bonds
(cost $452,095,616) 451,953,120
Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 15 .5% (d) X 98,355,757
Capital Goods - 1.1%
$ 2,250 Titan Acquisition Limited, Term
Loan B
10.326% SOFR180A 5.000% 2/01/29 $ 2,269,699
2,978 TransDigm, Inc., Term Loan I 8.570% SOFR90A 3.250% 8/24/28 2,994,397
1,550 Windsor Holdings III, LLC, Term
Loan B
9.320% TSFR1M 4.000% 8/01/30 1,570,217
Total Capital Goods 6,834,313
Commercial & Professional Services - 1.1%
2,494 Allied Universal Holdco LLC,
Term Loan B
9.179% SOFR30A 3.750% 5/15/28 2,496,736
4,500 GTCR W Merger Sub LLC, Term
Loan B
8.309% SOFR30A 3.000% 1/31/31 4,524,682
Total Commercial & Professional Services 7,021,418
Consumer Discretionary Distribution & Retail - 0.4%
2,750 Wand NewCo 3, Inc., Term
Loan B
9.079% SOFR30A 3.750% 1/30/31 2,775,314
Total Consumer Discretionary Distribution & Retail 2,775,314
Consumer Services - 0.8%
186 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.590% SOFR90A 14.000% 9/29/26 102,223
410 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 10.571%, PIK
5.000%)
10.571% SOFR90A 5.000% 12/29/25 164,911
2,500 Caesars Entertainment Inc.,
Term Loan B1
8.097% SOFR30A 2.750% 2/06/31 2,510,937
2,442 Carnival Corporation, Term
Loan B2
8.075% TSFR1M 2.750% 8/09/27 2,460,658
Total Consumer Services 5,238,729
Financial Services - 0.5%
818 Clue Opco LLC , (WI/DD) TBD TBD TBD TBD 754,265
2,242 NCR Atleos LLC, Term Loan B 10.179% TSFR3M +
SOFR30A +
SOFR90A
4.750% 3/27/29 2,269,210
Total Financial Services 3,023,475

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
Food, Beverage & Tobacco - 1.0%
$ 2,750 Fiesta Purchaser, Inc., Term
Loan B
9.329% SOFR30A 4.000% 2/12/31 $ 2,778,353
3,628 Triton Water Holdings, Inc, Term
Loan
8.814% SOFR90A 3.250% 3/31/28 3,626,658
Total Food, Beverage & Tobacco 6,405,011
Health Care Equipment & Services - 3.3%
2,995 ADMI Corp., Term Loan B2 8.819% SOFR30A 3.375% 12/23/27 2,919,238
1,800 Athenahealth, Inc., Term Loan B 8.579% SOFR30A 3.250% 1/27/29 1,800,126
3,585 Heartland Dental LLC , (WI/DD) TBD TBD TBD TBD 3,606,295
2,726 Medline Borrower, LP, Term
Loan B
8.079% SOFR30A 2.750% 10/23/28 2,746,909
3,750 Phoenix Guarantor Inc, Term
Loan
8.579% SOFR30A 3.250% 2/21/31 3,756,694
3,727 Select Medical Corporation,
Term Loan B1
8.329% SOFR30A 3.000% 3/05/27 3,747,422
2,500 Star Parent, Inc., Term Loan B 9.309% SOFR90A 4.000% 9/30/30 2,505,163
Total Health Care Equipment & Services 21,081,847
Insurance - 1.5%
2,221 Acrisure, LLC, Term Loan B, First
Lien
9.694% 1-Month LIBOR 4.250% 2/15/27 2,234,088
2,637 Broadstreet Partners, Inc., Term
Loan B3
9.079% SOFR30A 3.750% 1/26/29 2,648,724
2,500 HUB International Limited, Term
Loan B
8.567% SOFR90A +
TSFR3M
3.250% 6/20/30 2,519,475
1,791 USI, Inc., Term Loan 8.552% SOFR90A 3.250% 9/27/30 1,797,555
Total Insurance 9,199,842
Materials - 0.3%
1,796 Arsenal AIC Parent LLC, Term
Loan B
9.079% SOFR30A 3.750% 8/19/30 1,814,020
Total Materials 1,814,020
Media & Entertainment - 1.4%
924 Getty Images, Inc., Term Loan B 9.909% SOFR90A 4.500% 2/19/26 926,450
2,000 Gray Television, Inc., Term Loan
D
8.428% SOFR30A 3.000% 12/01/28 1,834,770
2,500 UPC Financing Partnership,
Term Loan AX
8.431% SOFR30A 3.000% 1/31/29 2,499,813
2,000 Virgin Media Bristol LLC, Term
Loan Q
8.681% SOFR30A 3.250% 1/31/29 1,960,570
2,000 Virgin Media Bristol LLC, Term
Loan Y
8.656% SOFR180A 3.250% 3/06/31 1,936,070
Total Media & Entertainment 9,157,673
Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
2,853 Organon & Co, Term Loan B 7.821% SOFR90A 2.500% 5/14/31 2,879,747
Total Pharmaceuticals, Biotechnology & Life Sciences 2,879,747
Software & Services - 1.8%
1,600 Cotiviti Corporation, Term Loan 8.563% TSFR2M 3.250% 4/30/31 1,609,008
4,050 McAfee, LLC, Term Loan B 9.163% SOFR30A 3.750% 2/03/29 4,058,363
5,900 Ultimate Software Group Inc
(The), Term Loan B , (WI/DD)
TBD TBD TBD TBD 5,951,360
Total Software & Services 11,618,731

Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
Telecommunication Services - 1.8%
$ 2,494 Altice France S.A., Term Loan
B13 , (WI/DD)
TBD TBD TBD TBD $ 2,022,567
997 Altice France SA , (WI/DD) TBD TBD TBD TBD 873,858
4,694 Frontier Communications Corp.,
Term Loan B
9.180% 1-Month LIBOR 3.750% 10/08/27 4,700,687
3,750 Ziggo Financing Partnership,
Term Loan I
7.931% SOFR30A 2.500% 4/28/28 3,708,525
Total Telecommunication Services 11,305,637
Total Variable Rate Senior Loan Interests
(cost $98,192,918) 98,355,757
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 7 .0 % X 44,374,415
773,260
Invesco Senior Loan ETF
$ 16,331,251
118,399
iShares 0-5 Year High Yield Corporate Bond ETF
4,996,438
166,490
iShares Broad USD High Yield Corporate Bond ETF
6,048,582
78,322 (b)
iShares iBoxx High Yield Corporate Bond ETF
6,040,976
63,539
SPDR Bloomberg High Yield Bond ETF
5,994,904
198,570
SPDR Bloomberg Short Term High Yield Bond ETF
4,962,264
Total Exchange-Traded Funds
(cost $44,336,835) 44,374,415
Principal
Amount (000) Description (a) Coupon Maturity Value
–
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1 .6 % X 10,224,983
Automobiles & Components - 0.3%
$ 2,200 General Motors Financial Co Inc 5.750% N/A (f) $ 2,073,781
Total Automobiles & Components 2,073,781
Energy - 0.4%
2,600 Energy Transfer LP 6.500% N/A (f) 2,546,813
Total Energy 2,546,813
Financial Services - 0.3%
1,800 Goldman Sachs Group Inc/The 7.500% N/A (f) 1,849,347
Total Financial Services 1,849,347
Utilities - 0.6%
1,800 (c) NRG Energy Inc 10.250% N/A (f) 1,968,424
1,800 (c) Vistra Corp 7.000% N/A (f) 1,786,618
Total Utilities 3,755,042
Total $1,000 Par (or similar) Institutional Preferred
(cost $10,033,849) 10,224,983
Principal
Amount (000) Description (a) ,(g) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 1 .5 % X 9,223,507
Banks - 1.2%
$ 1,800 Barclays PLC 8.000% N/A (f) $ 1,798,564
1,850 (c) Intesa Sanpaolo SpA 7.700% N/A (f) 1,846,941
1,800 Lloyds Banking Group PLC 7.500% N/A (f) 1,801,193
2,000 (c) Societe Generale SA 9.375% N/A (f) 2,058,442
Total Banks 7,505,140

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (a),(g) Coupon Maturity Value
Financial Services - 0.3%
$ 1,800 Deutsche Bank AG 6.000% N/A (f) $ 1,718,367
Total Financial Services 1,718,367
Total Contingent Capital Securities
(cost $9,068,080) 9,223,507
Shares Description (a) Value
X –
COMMON STOCKS - 0 .5 % X 3,384,868
Consumer Services - 0.0%
182,331 (h) 24 Hour Fitness Worldwide Inc $ 1,094
86,730 (h) 24 Hour Fitness Worldwide Inc 434
Total Consumer Services 1,528
Energy - 0.1%
47,157 (h) Tal Shares Quartenorth Entitlement 566,352
Total Energy 566,352
Semiconductors & Semiconductor Equipment - 0.0%
607 (h) Bright Bidco BV 376
Total Semiconductors & Semiconductor Equipment 376
Utilities - 0.4%
1,112 (h),(i),(j) Vistra Vision 2,816,612
Total Utilities 2,816,612
Total Common Stocks
(cost $3,283,783) 3,384,868
Total Long-Term Investments
(cost $617,011,081) 617,516,650
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.8%
30,637,307 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(l) $ 30,637,307
Total Investments Purchased with Collateral from Securities Lending
(cost $30,637,307) 30,637,307
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 5.7%
X –
INVESTMENT COMPANIES - 5.7% X 36,350,140
36,350,140 BlackRock Liquidity Funds T-Fund 5.167%(m) $ 36,350,140
Total Investment Companies
(cost $36,350,140) 36,350,140
Total Short-Term Investments
(cost $36,350,140) 36,350,140
Total Investments (cost $ 683,998,528 ) - 107 .8% 684,504,097
Other Assets & Liabilities, Net -  (7.8)% (49,452,454)
Net Assets - 100% $ 635,051,643

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 451,953,120 $ – $ 451,953,120
Variable Rate Senior Loan Interests – 98,355,757 – 98,355,757
Exchange-Traded Funds 44,374,415 – – 44,374,415
$1,000 Par (or similar) Institutional
Preferred – 10,224,983 – 10,224,983
Contingent Capital Securities – 9,223,507 – 9,223,507
Common Stocks 566,352 1,904 2,816,612 3,384,868
Investments Purchased with Collateral from
Securities Lending 30,637,307 – – 30,637,307
Short-Term Investments:
Investment Companies 36,350,140 – – 36,350,140
Total
$ 111,928,214 $ 569,759,271 $ 2,816,612 $ 684,504,097
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $28,948,252.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $414,058,833 or 60.5% of Total Investments.
(d) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(e) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.